SUBSIDIARY PUBLIC ISSUERS (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of subsidiaries [abstract]
Schedule of Consolidated Summarized Statement of Financial Position
The following tables provide consolidated summary financial information for Brookfield Renewable, BRP Equity, and Canadian Finco:

(MILLIONS)	Brookfield Renewable(1)	BRP Equity	Canadian Finco	Subsidiary Credit Supporters(2)	Other Subsidiaries(1)(3)	Consolidating adjustments(4)	Brookfield Renewable consolidated
As at June 30, 2026
Current assets	$6	$374	$3,828	$803	$10,760	$(4,996)	$10,775
Long-term assets	4,470	229	—	42,987	85,818	(47,534)	85,970
Current liabilities	90	8	421	8,507	11,648	(7,249)	13,425
Long-term liabilities	—	—	3,377	64	44,031	—	47,472
Participating non-controlling interests – in operating subsidiaries	—	—	—	—	25,395	—	25,395
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	—	—	—	2,423	—	—	2,423
BEPC exchangeable shares and class A.2 exchangeable shares	—	—	—	—	2,312	—	2,312
Preferred equity	—	545	—	—	—	—	545
Perpetual subordinated notes	—	—	—	737	—	—	737
Preferred limited partners' equity	647	—	—	652	—	(652)	647
As at December 31, 2025
Current assets	$1	$386	$3,572	$888	$12,294	$(4,843)	$12,298
Long-term assets	4,686	238	1	42,326	86,282	(47,130)	86,403
Current liabilities	83	8	50	8,478	21,043	(7,964)	21,698
Long-term liabilities	—	—	3,495	45	38,489	—	42,029
Participating non-controlling interests – in operating subsidiaries	—	—	—	—	24,164	—	24,164
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	—	—	—	2,524	—	—	2,524
BEPC exchangeable shares and class A.2 exchangeable shares	—	—	—	—	2,330	—	2,330
Preferred equity	—	563	—	—	—	—	563
Perpetual subordinated notes	—	—	—	737	—	—	737
Preferred limited partners' equity	634	—	—	639	—	(639)	634
(1)Includes investments in subsidiaries under the equity method.
(2)Includes BRELP, BRP Bermuda Holdings I Limited, Brookfield BRP Holdings (Canada) Inc., Brookfield BRP Europe Holdings Limited, Brookfield Renewable Investments Limited and BEP Subco Inc., collectively the "Subsidiary Credit Supporters".
(3)Includes subsidiaries of Brookfield Renewable, other than BRP Equity, Canadian Finco and the Subsidiary Credit Supporters.
(4)Includes elimination of intercompany transactions and balances necessary to present Brookfield Renewable on a consolidated basis.

Schedule of Consolidated Summarized Statement of Operations

(MILLIONS)	Brookfield Renewable(1)	BRP Equity	Canadian Finco	Subsidiary Credit Supporters(2)	Other Subsidiaries(1)(3)	Consolidating adjustments(4)	Brookfield Renewable consolidated
Three months ended June 30, 2026
Revenues	$—	$—	$—	$—	$1,710	$—	$1,710
Net (loss) income	(104)	—	—	(321)	67	71	(287)
Three months ended June 30, 2025
Revenues	$—	$—	$—	$—	$1,692	$—	$1,692
Net (loss) income	(54)	—	3	(543)	355	339	100
Six months ended June 30, 2026
Revenues	$—	$—	$—	$—	$3,224	$—	$3,224
Net (loss) income	(219)	—	1	(1,070)	129	577	(582)
Six months ended June 30, 2025
Revenues	$—	$—	$—	$—	$3,272	$—	$3,272
Net (loss) income	(147)	—	5	(1,224)	553	805	(8)
(1)Includes investments in subsidiaries under the equity method.
(2)Includes BRELP, BRP Bermuda Holdings I Limited, Brookfield BRP Holdings (Canada) Inc., Brookfield BRP Europe Holdings Limited, Brookfield Renewable Investments and BEP Subco Inc., collectively the “Subsidiary Credit Supporters”.
(3)Includes subsidiaries of Brookfield Renewable, other than BRP Equity, Canadian Finco, and the Subsidiary Credit Supporters.
(4)Includes elimination of intercompany transactions and balances necessary to present Brookfield Renewable on a consolidated basis.